SCHEDULE OF SHARE BASED COMPENSATION VALUATION MILESTONE (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense	$ 11,848
Valuation Milestone One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation milestone, value	500,000,000
Share based compensation expense
Valuation Milestone Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation milestone, value	1,000,000,000
Share based compensation expense
Valuation Milestone Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation milestone, value	2,000,000,000
Share based compensation expense
Valuation Milestone Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation milestone, value	5,000,000,000
Share based compensation expense
Valuation Milestone Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation milestone, value	10,000,000,000
Share based compensation expense	11,848
Valuation Milestone Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Valuation milestone, value	1,000,000,000,000
Share based compensation expense